Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	June 30,	December 31,
(in thousands)	2026	2025

Vacation, convalescence and bonus accruals	$2,824	$2,728
Employees and payroll related	416	339
Short-term operating lease liabilities	296	258
Accrued expenses and other	9,184	1,888
	$12,720	$5,213